General and Administrative Expenses	6 Months Ended
Jun. 30, 2026
General and Administrative Expenses [Abstract]
General and Administrative Expenses
23.	General and Administrative Expenses

The following provides a breakdown of general and administrative expenses by nature for the six months ended June 30, 2026 and 2025:

	2026	2025
Advertising and promotion	3,497,087	230,015
Insurance	4,777	–
Office and administrative	20,045	1,764
Rent	11,611	3,628
Transfer agent and filing fees	115,629	75,451
Travel expenses	3,018	5,001
Total general and administrative expenses	3,652,167	315,859